THE GRIFFIN FUNDS, INC.
                         Registration 33-67148; 811-7948

                             CERTIFICATE PURSUANT TO
                                   Rule 497(j)


         The undersigned hereby certifies on behalf of The Griffin Funds, Inc. (the "Company") that the forms of Prospectus and Statement of Additional Information for the Company's Money Market Fund, Tax-Free Money Market Fund, Short-Term Bond Fund, U.S. Government Income Fund, Municipal Bond Fund, California Tax-Free Fund, Bond Fund, Growth & Income Fund and Growth Fund that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933 do not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 13 to the Company's Registration Statement on Form N-1A. The text of Post-Effective Amendment No. 13 was filed electronically on January 30, 1998.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 6th day of February, 1998.

Witness:                                          THE GRIFFIN FUNDS, INC.


By:   /s/ Steven Muson                            By:/s/ Julia D. Whitcup
          Steven Muson                            Name: Julia D. Whitcup

                                                  Title: Senior Vice President &
                                                         Treasurer